Related Party Transactions (Details) - Schedule of due from related parties - Nukkleus Inc.[Member] - USD ($)		Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties		$ 255,415	$ 931,136	$ 2,617,873
Digiclear [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties		229,838	35,762
Jacobi [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties		23,723
FXDD Mauritius [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties	[1]	1,854
TCM [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties			$ 895,374	$ 2,473,177

[1]	FXDD Mauritius is controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.